AB Conservative Wealth Strategy

Portfolio of Investments

November 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 46.0%
Information Technology – 11.6%
Communications Equipment – 0.1%
Juniper Networks, Inc.	2,680	$83,428

Electronic Equipment, Instruments & Components – 1.8%
Amphenol Corp. - Class A	11,572	932,472
Arrow Electronics, Inc.(a)	766	93,184
CDW Corp./DE	4,910	929,758
Coherent, Inc.(a)	1,960	507,503
IPG Photonics Corp.(a)	539	88,498
Kingboard Holdings Ltd.	3,000	15,060
Synnex Technology International Corp.	33,000	69,065
WPG Holdings Ltd.	46,000	82,919

		2,718,459

IT Services – 3.0%
Akamai Technologies, Inc.(a)	1,852	208,720
Automatic Data Processing, Inc.	3,831	884,539
Capgemini SE	725	167,382
Cognizant Technology Solutions Corp. - Class A	5,766	449,633
Fidelity National Information Services, Inc.	907	94,781
Gartner, Inc.(a)	290	90,553
Genpact Ltd.	1,211	58,455
GreenSky, Inc.(a)	25,879	293,468
International Business Machines Corp.	846	99,067
Kyndryl Holdings, Inc.(a)	169	2,670
Mastercard, Inc. - Class A	4,378	1,378,720
Nomura Research Institute Ltd.	1,500	64,128
Paychex, Inc.	2,067	246,386
Visa, Inc. - Class A	2,481	480,744
Western Union Co. (The) - Class W	5,087	80,476

		4,599,722

Semiconductors & Semiconductor Equipment – 1.4%
Advanced Micro Devices, Inc.(a)	70	11,086
Analog Devices, Inc.	510	91,928
Applied Materials, Inc.	2,473	364,001
ASE Technology Holding Co., Ltd.	25,000	91,131
Broadcom, Inc.	216	119,595
Daqo New Energy Corp. (ADR)(a)	460	26,376
DSP Group, Inc.(a)	5,930	130,401
Globalwafers Co., Ltd.	2,000	58,574
KLA Corp.	509	207,738
MediaTek, Inc.	2,000	72,501
Novatek Microelectronics Corp.	6,000	99,908
NVIDIA Corp.	230	75,155
ON Semiconductor Corp.(a)	1,050	64,502
Phison Electronics Corp.	5,000	74,214
QUALCOMM, Inc.	966	174,421
Realtek Semiconductor Corp.	4,000	79,356
Taiwan Semiconductor Manufacturing Co., Ltd.	2,000	42,537
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	773	90,557
Texas Instruments, Inc.	419	80,603
Xilinx, Inc.	1,095	250,153

		2,204,737

Company	Shares	U.S. $ Value

Software – 4.3%
Adobe, Inc.(a)	210	$140,668
Autodesk, Inc.(a)	300	76,257
Bentley Systems, Inc.	1,550	74,385
Cadence Design Systems, Inc.(a)	610	108,251
Citrix Systems, Inc.	697	56,060
Constellation Software, Inc./Canada	109	185,473
Crowdstrike Holdings, Inc. - Class A(a)	360	78,170
DocuSign, Inc.(a)	190	46,808
Dropbox, Inc. - Class A(a)	3,002	73,879
Fair Isaac Corp.(a)	130	45,907
Fortinet, Inc.(a)	350	116,239
Microsoft Corp.	11,069	3,659,301
NortonLifeLock, Inc.	8,092	201,086
Nuance Communications, Inc.(a)	8,564	475,216
Oracle Corp.	2,819	255,796
Oracle Corp./Japan	1,300	127,525
Palo Alto Networks, Inc.(a)	130	71,102
SAP SE	2,705	346,649
Synopsys, Inc.(a)	180	61,380
Trade Desk, Inc. (The) - Class A(a)	450	46,539
VMware, Inc. - Class A	2,011	234,764

		6,481,455

Technology Hardware, Storage & Peripherals – 1.0%
Apple, Inc.	5,252	867,991
NetApp, Inc.	1,250	111,100
Samsung Electronics Co., Ltd.	8,430	506,021

		1,485,112

		17,572,913

Health Care – 7.3%
Biotechnology – 0.2%
AbbVie, Inc.	930	107,210
Biogen, Inc.(a)	60	14,144
I-Mab (Sponsored ADR)(a)	610	36,881
Incyte Corp.(a)	90	6,095
Moderna, Inc.(a)	260	91,632

		255,962

Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	9,552	1,201,355
ABIOMED, Inc.(a)	180	56,660
Align Technology, Inc.(a)	170	103,960
Becton Dickinson and Co.	360	85,371
Cooper Cos., Inc. (The)	230	86,588
DexCom, Inc.(a)	10	5,626
Hologic, Inc.(a)	1,150	85,940
IDEXX Laboratories, Inc.(a)	160	97,291

Company	Shares	U.S. $ Value

Intersect ENT, Inc.(a)	11,543	$309,006
Itamar Medical Ltd. (Sponsored ADR)(a)	7,800	239,070
Koninklijke Philips NV	6,202	218,561
Medtronic PLC	2,836	302,601

		2,792,029

Health Care Providers & Services – 1.3%
Anthem, Inc.	2,023	821,803
Henry Schein, Inc.(a)	1,131	80,369
Magellan Health, Inc.(a)	4,257	403,521
Molina Healthcare, Inc.(a)	317	90,402
Sinopharm Group Co., Ltd. - Class H	25,600	55,635
Triple-S Management Corp.(a)	5,909	209,887
UnitedHealth Group, Inc.	608	270,086

		1,931,703

Health Care Technology – 0.3%
Cerner Corp.	1,280	90,176
Change Healthcare, Inc.(a)	20,612	418,011

		508,187

Life Sciences Tools & Services – 1.5%
Bio-Rad Laboratories, Inc. - Class A(a)	130	97,916
IQVIA Holdings, Inc.(a)	4,163	1,078,758
Maccura Biotechnology Co., Ltd.	7,900	38,749
Mettler-Toledo International, Inc.(a)	74	112,046
PPD, Inc.(a)	9,397	442,599
Sartorius Stedim Biotech	60	35,423
Thermo Fisher Scientific, Inc.	660	417,667
Waters Corp.(a)	270	88,579

		2,311,737

Pharmaceuticals – 2.1%
AstraZeneca PLC (Sponsored ADR)	2,295	125,835
Eli Lilly & Co.	810	200,912
Johnson & Johnson	456	71,104
Merck & Co., Inc.	1,712	128,246
Novo Nordisk A/S - Class B	3,400	363,972
Pfizer, Inc.	3,380	181,607
Roche Holding AG	1,801	707,249
Sanofi	4,129	392,512
Sumitomo Dainippon Pharma Co., Ltd.(b)	4,700	57,281
Takeda Pharmaceutical Co., Ltd.	3,800	101,661
Zoetis, Inc.	3,968	881,055

		3,211,434

		11,011,052

Financials – 6.9%
Banks – 2.1%
ABN AMRO Bank NV (GDR)(b) (c)	8,163	116,510
Atlantic Capital Bancshares, Inc.(a)	4,532	126,624
Banco Bilbao Vizcaya Argentaria SA	17,910	94,952
Bank Leumi Le-Israel BM	13,080	125,864

Company	Shares	U.S. $ Value

Bank of America Corp.	190	$8,449
China CITIC Bank Corp., Ltd. - Class H	162,000	69,531
CIT Group, Inc.	9,559	468,965
DBS Group Holdings Ltd.	4,900	106,735
Great Western Bancorp, Inc.	3,614	121,250
ING Groep NV	2,980	41,164
Investors Bancorp, Inc.	16,830	250,599
JPMorgan Chase & Co.	1,308	207,749
Jyske Bank A/S(a)	2,166	108,320
KBC Group NV	712	59,766
Mebuki Financial Group, Inc.	37,500	73,858
Mitsubishi UFJ Financial Group, Inc.	10,400	54,926
National Bank of Canada	1,490	115,787
Nordea Bank Abp	4,870	57,675
Oversea-Chinese Banking Corp. Ltd.	4,900	39,270
People’s United Financial, Inc.	12,380	210,955
Raiffeisen Bank International AG	260	7,732
Reliant Bancorp, Inc.	1,831	60,917
Royal Bank of Canada	1,970	194,772
Sberbank of Russia PJSC (Sponsored ADR)	5,479	92,650
Skandinaviska Enskilda Banken AB - Class A	5,060	73,582
Societe Generale SA	3,285	102,220
Swedbank AB - Class A	2,960	59,599
Toronto-Dominion Bank (The)	1,724	121,663
US Bancorp	1,144	63,309

		3,235,393

Capital Markets – 2.3%
Ameriprise Financial, Inc.	270	78,192
BlackRock, Inc. - Class A	273	246,959
Charles Schwab Corp. (The)	13,603	1,052,736
CME Group, Inc. - Class A	1,244	274,327
Credit Suisse Group AG	22,234	214,678
Goldman Sachs Group, Inc. (The)	984	374,894
Houlihan Lokey, Inc.	839	91,065
Invesco Ltd.	730	16,301
Julius Baer Group Ltd.	4,192	260,172
Korea Investment Holdings Co., Ltd.	210	13,275
London Stock Exchange Group PLC	1,169	101,271
Meritz Securities Co., Ltd.	7,040	29,553
Moody’s Corp.	725	283,214
Partners Group Holding AG	94	162,230
S&P Global, Inc.	451	205,534
Samsung Securities Co., Ltd.	180	6,705
Singapore Exchange Ltd.	9,900	64,635
T. Rowe Price Group, Inc.	365	72,982

		3,548,723

Consumer Finance – 0.2%
Ally Financial, Inc.	2,130	97,618
American Express Co.	1,339	203,929

		301,547

Diversified Financial Services – 0.7%
Berkshire Hathaway, Inc. - Class B(a)	38	10,514
Chailease Holding Co., Ltd.	4,000	35,388
Far East Horizon Ltd.(b)	81,000	70,322
Groupe Bruxelles Lambert SA	996	108,165

Company	Shares	U.S. $ Value

IHS Markit Ltd.	4,330	$553,461
Investor AB	5,650	131,286
Kinnevik AB(a)	2,265	80,755
Voya Financial, Inc.	1,250	77,675

		1,067,566

Equity Real Estate Investment Trusts (REITs) – 0.2%
Columbia Property Trust, Inc.	12,533	240,634

Insurance – 1.1%
American National Group, Inc.	486	91,976
Athene Holding Ltd. - Class A(a)	6,316	517,407
Fidelity National Financial, Inc.	890	43,530
Japan Post Holdings Co., Ltd.(a)	13,700	103,248
Japan Post Insurance Co., Ltd.	5,100	78,782
Lincoln National Corp.	1,270	84,239
Marsh & McLennan Cos., Inc.	420	68,888
Medibank Pvt Ltd.	33,060	80,775
NN Group NV	870	43,230
PICC Property & Casualty Co., Ltd. - Class H	52,400	44,799
Poste Italiane SpA(b) (c)	5,530	69,544
Progressive Corp. (The)	1,305	121,287
Prudential Financial, Inc.	970	99,192
State Auto Financial Corp.	3,967	204,142

		1,651,039

Thrifts & Mortgage Finance – 0.3%
Flagstar Bancorp, Inc.	9,774	454,882

		10,499,784

Consumer Discretionary – 6.3%
Auto Components – 0.7%
Aptiv PLC(a)	5,029	806,400
Veoneer, Inc.(a) (b)	8,311	295,872

		1,102,272

Automobiles – 0.5%
Dongfeng Motor Group Co., Ltd. - Class H(a)	14,000	12,997
Ford Motor Co.	6,700	128,573
Ford Otomotiv Sanayi AS	580	10,423
Great Wall Motor Co., Ltd.	800	7,506
Great Wall Motor Co., Ltd. - Class H	2,000	8,310
Kia Corp.	930	60,868
Tesla, Inc.(a)	124	141,950
Toyota Motor Corp.	12,000	212,871
XPeng, Inc. (ADR)(a)	2,050	112,750

		696,248

Distributors – 0.0%
Genuine Parts Co.	490	62,593

Diversified Consumer Services – 0.1%
Service Corp. International/US	3,209	212,307

Hotels, Restaurants & Leisure – 0.6%
Aristocrat Leisure Ltd.	1,590	49,418
Chipotle Mexican Grill, Inc. - Class A(a)	57	93,674

Company	Shares	U.S. $ Value

Compass Group PLC(a)	8,341	$162,715
Darden Restaurants, Inc.	620	85,529
Domino’s Pizza Enterprises Ltd.	880	80,507
Domino’s Pizza, Inc.	150	78,621
Galaxy Entertainment Group Ltd.(a)	40,300	219,088
Golden Nugget Online Gaming, Inc.(a)	4,671	58,247

		827,799

Household Durables – 0.2%
Garmin Ltd.	381	50,879
Sony Group Corp.	900	109,808
Whirlpool Corp.	440	95,805

		256,492

Internet & Direct Marketing Retail – 1.8%
Alibaba Group Holding Ltd.(a)	100	1,597
Alibaba Group Holding Ltd. (ADR)(a)	1,520	193,846
Amazon.com, Inc.(a)	588	2,062,157
Pinduoduo, Inc. (ADR)(a)	100	6,650
Prosus NV(a) (b)	5,093	409,288
ZOZO, Inc.	1,500	47,543

		2,721,081

Leisure Products – 0.0%
Hasbro, Inc.	220	21,320

Specialty Retail – 1.3%
AutoZone, Inc.(a)	171	310,719
Bath & Body Works, Inc.(d)	520	39,068
Best Buy Co., Inc.	900	96,174
Home Depot, Inc. (The)	534	213,524
O’Reilly Automotive, Inc.(a)	149	95,086
Ross Stores, Inc.	502	54,763
Sportsman’s Warehouse Holdings, Inc.(a)	17,235	293,512
TJX Cos., Inc. (The)	10,929	758,473
Ulta Beauty, Inc.(a)	260	99,827

		1,961,146

Textiles, Apparel & Luxury Goods – 1.1%
ANTA Sports Products Ltd.	5,000	79,844
Bosideng International Holdings Ltd.(b)	114,000	80,224
Deckers Outdoor Corp.(a)	326	132,160
Kering SA	131	100,882
Li Ning Co., Ltd.	3,500	39,587
NIKE, Inc. - Class B	7,065	1,195,681
Pandora A/S	643	80,004

		1,708,382

		9,569,640

Industrials – 4.1%
Aerospace & Defense – 0.1%
Huntington Ingalls Industries, Inc.	440	78,104

Company	Shares	U.S. $ Value

Air Freight & Logistics – 0.1%
Hyundai Glovis Co., Ltd.	240	$29,372
Kuehne & Nagel International AG	305	87,190

		116,562

Building Products – 0.5%
Assa Abloy AB - Class B	4,000	112,078
Otis Worldwide Corp.	6,674	536,590
Owens Corning	990	83,992

		732,660

Commercial Services & Supplies – 0.3%
Stericycle, Inc.(a)	8,514	481,041

Electrical Equipment – 0.4%
Acuity Brands, Inc.	400	80,540
Generac Holdings, Inc.(a)	207	87,197
Regal Rexnord Corp.	402	63,556
Schneider Electric SE	544	96,546
Sensata Technologies Holding PLC(a)	570	31,749
Vertiv Holdings Co.	4,043	103,663
Zhefu Holding Group Co., Ltd.	73,500	77,063
Zhejiang Chint Electrics Co., Ltd.	3,000	24,357

		564,671

Industrial Conglomerates – 0.2%
3M Co.	1,120	190,445
CITIC Ltd.	96,000	86,474
Raven Industries, Inc.(a)	1,033	59,997
Toshiba Corp.	1,200	47,897

		384,813

Machinery – 1.0%
CNH Industrial NV	740	12,146
Dover Corp.	1,622	265,765
Mitsubishi Heavy Industries Ltd.	3,900	87,479
Parker-Hannifin Corp.	890	268,833
Snap-on, Inc.	438	90,189
Techtronic Industries Co., Ltd.	4,500	92,550
Volvo AB - Class B	7,800	167,931
Welbilt, Inc.(a)	19,706	464,273

		1,449,166

Marine – 0.0%
COSCO SHIPPING Holdings Co., Ltd. - Class H(a) (b)	14,000	23,861
Evergreen Marine Corp. Taiwan Ltd.	3,000	13,287
Yang Ming Marine Transport Corp.(a)	3,000	12,319

		49,467

Professional Services – 1.0%
Booz Allen Hamilton Holding Corp.	2,435	204,394
RELX PLC	9,810	304,430
Robert Half International, Inc.	890	98,941
Thomson Reuters Corp.	630	75,381
Verisk Analytics, Inc. - Class A	2,964	666,515
Wolters Kluwer NV	1,362	153,172

		1,502,833

Company	Shares	U.S. $ Value

Road & Rail – 0.4%
Kansas City Southern	1,763	$512,769
Knight-Swift Transportation Holdings, Inc.	1,630	93,317
Nippon Express Co., Ltd.	1,400	79,702

		685,788

Transportation Infrastructure – 0.1%
International Container Terminal Services, Inc.	19,740	77,534
Shanghai International Port Group Co., Ltd.	48,900	36,777

		114,311

		6,159,416

Communication Services – 3.6%
Diversified Telecommunication Services – 0.7%
BCE, Inc.	1,220	61,399
Comcast Corp. - Class A	7,940	396,842
Nippon Telegraph & Telephone Corp.	5,000	137,579
Shaw Communications, Inc. - Class B	15,917	461,019
Telefonica SA(b)	22,070	100,132

		1,156,971

Entertainment – 0.6%
Activision Blizzard, Inc.	3,625	212,425
Bollore SA	12,410	66,586
Electronic Arts, Inc.	3,327	413,280
Netflix, Inc.(a)	80	51,352
Sea Ltd. (ADR)(a)	230	66,256
Ubisoft Entertainment SA(a)	977	50,077

		859,976

Interactive Media & Services – 2.1%
Alphabet, Inc. - Class A(a)	44	124,870
Alphabet, Inc. - Class C(a)	405	1,153,861
Auto Trader Group PLC	8,955	86,986
IAC/InterActiveCorp.(a)	300	40,095
Kakaku.com, Inc.	2,400	67,059
Meta Platforms Inc. - Class A(a)	5,197	1,686,218
Tencent Holdings Ltd.	100	5,832

		3,164,921

Media – 0.1%
Omnicom Group, Inc.	1,360	91,542

Wireless Telecommunication Services – 0.1%
SoftBank Group Corp.	2,650	139,263

		5,412,673

Consumer Staples – 1.8%
Beverages – 0.7%
Asahi Group Holdings Ltd.	7,061	260,412
Coca-Cola Co. (The)	11,145	584,555
Constellation Brands, Inc. - Class A	1,177	265,214

		1,110,181

Company	Shares	U.S. $ Value

Food & Staples Retailing – 0.4%
George Weston Ltd.	320	$33,772
Koninklijke Ahold Delhaize NV	9,261	311,631
Kroger Co. (The)	2,530	105,071
Progenic Pharmaceuticals, Inc.(a) (e) (f)	24,977	0
Walmart, Inc.	1,372	192,944

		643,418

Food Products – 0.4%
Archer-Daniels-Midland Co.	950	59,100
Bunge Ltd.	1,023	88,561
China Feihe Ltd.(c)	6,170	8,254
JBS SA	1,400	8,878
Nestle SA	839	107,536
Salmar ASA	2,405	151,966
Sanderson Farms, Inc.	594	111,541
Tyson Foods, Inc. - Class A	1,240	97,910

		633,746

Household Products – 0.1%
Lion Corp.	700	9,943
Procter & Gamble Co. (The)	1,168	168,724

		178,667

Tobacco – 0.2%
Philip Morris International, Inc.	823	70,729
Swedish Match AB(b)	21,730	158,539

		229,268

		2,795,280

Materials – 1.5%
Chemicals – 1.2%
Akzo Nobel NV	676	71,133
Atotech Ltd.(a)	14,300	345,202
Braskem SA (Preference Shares)(a)	4,600	40,953
Corteva, Inc.	1,130	50,850
Covestro AG(c)	350	19,740
Ferro Corp.(a)	3,777	79,770
Hengli Petrochemical Co., Ltd.	1,500	4,982
International Flavors & Fragrances, Inc.	2,753	391,394
Johnson Matthey PLC	2,600	72,233
Kraton Corp.(a)	4,246	195,571
Kumho Petrochemical Co., Ltd.	70	9,084
Linde PLC	776	246,877
Mitsubishi Chemical Holdings Corp.	10,000	78,173
Mosaic Co. (The)	2,260	77,337
Sumitomo Chemical Co., Ltd.	19,800	90,824
Umicore SA(b)	730	35,696

		1,809,819

Company	Shares	U.S. $ Value

Metals & Mining – 0.3%
BlueScope Steel Ltd.	3,250	$45,172
China Hongqiao Group Ltd.	55,500	53,725
Evraz PLC	8,464	64,524
Glencore PLC(a)	9,890	46,956
Hunan Valin Steel Co., Ltd. - Class A	89,100	69,808
Teck Resources Ltd. - Class B	3,460	91,765

		371,950

Paper & Forest Products – 0.0%
Oji Holdings Corp.	2,400	11,044

		2,192,813

Real Estate – 1.2%
Equity Real Estate Investment Trusts (REITs) – 0.9%
American Tower Corp.	2,938	771,166
Equity LifeStyle Properties, Inc.	820	66,666
Extra Space Storage, Inc.	460	92,000
Iron Mountain, Inc.	2,050	93,152
MGM Growth Properties LLC - Class A	80	2,929
Mid-America Apartment Communities, Inc.	220	45,375
Nippon Building Fund, Inc.	8	49,440
Orix JREIT, Inc.	21	33,487
Stockland	25,240	77,923
VICI Properties, Inc.(b)	1,500	40,800

		1,272,938

Real Estate Management & Development – 0.3%
CBRE Group, Inc. - Class A(a)	2,668	254,981
FirstService Corp.	420	80,729
Hopson Development Holdings Ltd.	8,030	19,430
Nomura Real Estate Holdings, Inc.	3,400	73,720
Vonovia SE	764	42,399

		471,259

		1,744,197

Utilities – 1.0%
Electric Utilities – 0.7%
American Electric Power Co., Inc.	670	54,304
Enel SpA	11,288	85,533
Evergy, Inc.	1,210	76,593
Fortum Oyj	3,550	102,070
Iberdrola SA	12,899	144,883
NextEra Energy, Inc.	1,412	122,533
NRG Energy, Inc.	2,329	83,891
PNM Resources, Inc.	9,737	479,450

		1,149,257

Gas Utilities – 0.1%
ENN Natural Gas Co., Ltd.	18,800	57,550
UGI Corp.	1,773	73,136

		130,686

Independent Power and Renewable Electricity Producers – 0.1%
Huadian Power International Corp. Ltd.	122,100	69,567
Uniper SE	1,790	77,714

		147,281

Company	Shares		U.S. $ Value

Multi-Utilities – 0.1%
Ameren Corp.		1,101	$89,831

			1,517,055

Energy – 0.7%
Oil, Gas & Consumable Fuels – 0.7%
BP PLC		16,690	72,413
Enbridge, Inc.		1,770	66,411
Equinor ASA		2,420	60,551
LUKOIL PJSC (Sponsored ADR)		1,671	147,349
Neste Oyj		1,633	77,236
Novatek PJSC (Sponsored GDR)(c)		57	12,489
OMV AG		864	45,883
PetroChina Co., Ltd. - Class H		26,000	11,258
Royal Dutch Shell PLC - Class B		18,142	380,182
Shaanxi Coal Industry Co., Ltd.		33,100	61,880
Teekay LNG Partners LP		6,280	106,320
Valero Energy Corp.		80	5,355

			1,047,327

Total Common Stocks (cost $55,166,839)			69,522,150

INVESTMENT COMPANIES – 19.3%
Funds and Investment Trusts – 19.3%(g)
AB All Market Real Return Portfolio - Class Z(h)		1,019,611	10,430,625
AB High Income Fund, Inc. - Class Z(h)		1,929,155	15,182,446
Consumer Staples Select Sector SPDR Fund		1,973	138,682
Financial Select Sector SPDR Fund		3,941	149,600
Health Care Select Sector SPDR Fund		7,681	996,456
iShares JPMorgan USD Emerging Markets Bond ETF		1,396	150,028
iShares MSCI ACWI ETF		1,705	175,410
iShares MSCI Europe Financials ETF		6,743	129,938
iShares MSCI Global Min Vol Factor ETF(b)		2,213	229,444
iShares US Technology ETF		3,394	384,642
US Global Jets ETF(b)		4,171	84,630
Utilities Select Sector SPDR Fund		1,150	75,636
VanEck Vectors JPMorgan EM Local Currency Bond ETF - Class E		3,067	87,410
Vanguard Global ex-U.S. Real Estate ETF		16,674	920,238

Total Investment Companies (cost $27,811,429)			29,135,185

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 13.4%
Australia – 0.8%
Australia Government Bond
Series 144 3.75%, 04/21/2037(c)	AUD	100	87,758
Series 145 2.75%, 06/21/2035(c)		416	327,119
Series 150 3.00%, 03/21/2047(c)		400	322,180

	Principal Amount (000)		U.S. $ Value

Series 156 2.75%, 05/21/2041(c)	AUD	295	$227,482
Series 163 1.00%, 11/21/2031(c)		209	139,600
Series 164 0.50%, 09/21/2026(c)		205	140,641

			1,244,780

Austria – 0.4%
Republic of Austria Government Bond 0.00%, 02/20/2031(c)	EUR	276	315,512
0.50%, 02/20/2029(c)		189	226,447

			541,959

Belgium – 0.1%
Kingdom of Belgium Government Bond Series 76 1.90%, 06/22/2038(c)		95	134,596

Canada – 0.2%
Canadian Government Bond 2.00%, 12/01/2051	CAD	445	356,272

China – 1.3%
China Government Bond
Series 1916 3.12%, 12/05/2026	CNY	7,590	1,214,230
Series INBK
3.27%, 11/19/2030		890	143,733
3.39%, 03/16/2050		3,560	548,946

			1,906,909

Finland – 0.0%
Finland Government Bond 0.50%, 09/15/2028(c)	EUR	60	71,960

Germany – 0.6%
Bundesrepublik Deutschland Bundesanleihe 0.00%, 08/15/2050(c)		193	223,561
Series G 0.00%, 08/15/2031(c)		582	684,442

			908,003

Ireland – 0.3%
Ireland Government Bond 0.00%, 10/18/2031(c)		268	300,447
1.35%, 03/18/2031(c)		133	169,679

			470,126

Italy – 1.5%
Italy Buoni Poliennali Del Tesoro 0.25%, 03/15/2028(c)		700	782,970
0.50%, 07/15/2028(c)		299	338,577
0.95%, 09/15/2027(c)		920	1,077,898
1.50%, 04/30/2045(c)		75	82,830

			2,282,275

	Principal Amount (000)		U.S. $ Value

Japan – 2.4%
Japan Government Two Year Bond Series 423 0.005%, 04/01/2023	JPY	60,650	$537,531
Japan Government Ten Year Bond
Series 358 0.10%, 03/20/2030		101,550	909,031
Series 359 0.10%, 06/20/2030		90,800	812,240
Japan Government Twenty Year Bond
Series 128 1.90%, 06/20/2031		3,000	31,254
Series 143 1.60%, 03/20/2033		27,400	282,552
Series 171 0.30%, 12/20/2039		26,000	226,362
Series 177 0.40%, 06/20/2041		46,950	412,056
Japan Government Thirty Year Bond
Series 65 0.40%, 12/20/2049		18,150	150,154
Series 68 0.60%, 09/20/2050		33,250	289,532

			3,650,712

Malaysia – 0.1%
Malaysia Government Bond Series 0310 4.498%, 04/15/2030	MYR	670	169,008

Spain – 0.7%
Spain Government Bond 1.00%, 07/30/2042(c)	EUR	604	690,552
1.20%, 10/31/2040(c)		246	291,658

			982,210

Thailand – 0.1%
Thailand Government Bond 2.00%, 12/17/2031	THB	3,350	100,160

United Kingdom – 0.4%
United Kingdom Gilt 1.25%, 07/31/2051(c)	GBP	73	105,702
1.50%, 07/31/2053(c)		24	38,042
1.75%, 09/07/2037(c)		352	519,596

			663,340

United States – 4.5%
U.S. Treasury Bonds 1.125%, 08/15/2040(i) (j)	USD	1,050	928,594
1.875%, 02/15/2051		670	681,725
2.00%, 08/15/2051		235	246,346

	Principal Amount (000)		U.S. $ Value

U.S. Treasury Notes 0.125%, 08/15/2023	USD	1,999	$1,988,068
0.25%, 05/15/2024		1,260	1,246,612
0.375%, 04/15/2024		270	268,144
0.875%, 06/30/2026		430	425,297
2.125%, 05/31/2026(j)		1,011	1,056,179

			6,840,965

Total Governments - Treasuries (cost $20,557,368)			20,323,275

CORPORATES - INVESTMENT GRADE – 3.7%
Financial Institutions – 1.9%
Banking – 1.3%
ABN AMRO Bank NV 0.60%, 01/15/2027(c)	EUR	100	114,474
Banco Bilbao Vizcaya Argentaria SA Series G 0.50%, 01/14/2027(c)		100	112,715
Banco Santander SA 1.125%, 06/23/2027(c)		100	116,682
Bank of America Corp. 1.776%, 05/04/2027(c)		100	120,164
4.271%, 07/23/2029	USD	56	62,553
BNP Paribas SA 0.50%, 09/01/2028(c)	EUR	100	112,160
CaixaBank SA 0.375%, 11/18/2026(c)		100	112,628
Citigroup, Inc. 1.50%, 07/24/2026(c)		110	129,948
3.98%, 03/20/2030	USD	14	15,489
4.075%, 04/23/2029		17	18,785
Credit Suisse Group AG 4.194%, 04/01/2031(c)		250	275,002
Danske Bank A/S 0.75%, 06/09/2029(c)	EUR	100	112,587
Goldman Sachs Group, Inc. (The) 2.383%, 07/21/2032	USD	69	67,839
2.60%, 02/07/2030		69	69,929
HSBC Holdings PLC Series GEN 0.309%, 11/13/2026(c)	EUR	100	113,102
JPMorgan Chase & Co. 1.09%, 03/11/2027(c)		100	116,736
Series I 3.599% (LIBOR 3 Month + 3.47%), 01/30/2022(k) (l)	USD	13	12,943
Series V 3.451% (LIBOR 3 Month + 3.32%), 01/01/2022(k) (l)		7	6,938
Series Z 3.932% (LIBOR 3 Month + 3.80%), 02/01/2022(k) (l)		16	16,016
Morgan Stanley 0.406%, 10/29/2027	EUR	120	135,518

	Principal Amount (000)		U.S. $ Value

Natwest Group PLC 0.78%, 02/26/2030(c)	EUR	100	$111,635
PNC Financial Services Group, Inc. (The) Series O 3.81% (LIBOR 3 Month + 3.68%), 02/01/2022(k) (l)	USD	9	8,994
US Bancorp Series J 5.30%, 04/15/2027(l)		46	49,361

			2,012,198

Brokerage – 0.1%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(l)		88	87,703
SURA Asset Management SA 4.875%, 04/17/2024(c)		107	113,153

			200,856

Finance – 0.1%
Air Lease Corp. 3.625%, 04/01/2027		14	14,806
Aviation Capital Group LLC 1.95%, 01/30/2026-09/20/2026(c)		39	38,175
4.125%, 08/01/2025(c)		27	28,753
Synchrony Financial 3.95%, 12/01/2027		8	8,637

			90,371

Insurance – 0.2%
Berkshire Hathaway, Inc. 1.125%, 03/16/2027	EUR	100	118,794
CNP Assurances 2.50%, 06/30/2051(c)		100	120,221
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(c)	USD	21	36,683

			275,698

REITs – 0.2%
Essential Properties LP 2.95%, 07/15/2031		72	71,889
Host Hotels & Resorts LP Series J 2.90%, 12/15/2031		58	56,440
Vornado Realty LP 3.40%, 06/01/2031		78	80,207
WPC Eurobond BV 0.95%, 06/01/2030	EUR	100	110,564

			319,100

			2,898,223

	Principal Amount (000)		U.S. $ Value

Industrial – 1.6%
Basic – 0.1%
Suzano Austria GmbH 3.75%, 01/15/2031	USD	85	$83,422

Communications - Media – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.375%, 05/01/2047		65	78,241
Discovery Communications LLC 4.65%, 05/15/2050		16	18,903
5.20%, 09/20/2047		41	51,702
5.30%, 05/15/2049		20	25,454
ViacomCBS, Inc. 5.50%, 05/15/2033		40	50,360

			224,660

Communications - Telecommunications – 0.1%
AT&T, Inc. 3.65%, 09/15/2059		69	69,972
4.30%, 12/15/2042		14	15,781
British Telecommunications PLC 9.625%, 12/15/2030		40	59,498

			145,251

Consumer Cyclical - Automotive – 0.1%
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(c)		34	35,748
Harley-Davidson, Inc. 3.50%, 07/28/2025		50	52,975

			88,723

Consumer Cyclical - Other – 0.0%
Las Vegas Sands Corp. 3.90%, 08/08/2029		70	70,972

Consumer Cyclical - Retailers – 0.0%
Ross Stores, Inc. 4.70%, 04/15/2027		15	17,007

Consumer Non-Cyclical – 0.3%
Altria Group, Inc. 3.125%, 06/15/2031	EUR	100	127,339
BAT Capital Corp. 4.906%, 04/02/2030	USD	90	101,619
Imperial Brands Finance Netherlands BV 1.75%, 03/18/2033(c)	EUR	100	111,440
Mondelez International Holdings Netherlands BV 0.25%, 09/09/2029(c)		100	111,381

			451,779

	Principal Amount (000)		U.S. $ Value

Energy – 0.4%
Cenovus Energy, Inc. 4.40%, 04/15/2029	USD	80	$88,481
Enbridge Energy Partners LP 7.375%, 10/15/2045		58	91,774
Energy Transfer LP 6.25%, 04/15/2049		100	130,374
Marathon Petroleum Corp. 6.50%, 03/01/2041		15	20,720
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		9	9,327
3.80%, 09/15/2030		18	18,898
Suncor Energy, Inc. 6.50%, 06/15/2038		19	26,172
6.85%, 06/01/2039		44	63,261
TransCanada PipeLines Ltd. 7.625%, 01/15/2039		59	91,687
Valero Energy Corp. 6.625%, 06/15/2037		20	27,308

			568,002

Technology – 0.4%
Baidu, Inc. 1.625%, 02/23/2027		200	195,354
Broadcom, Inc. 3.137%, 11/15/2035(c)		38	37,393
3.187%, 11/15/2036(c)		15	14,796
4.11%, 09/15/2028		25	27,393
Dell International LLC/EMC Corp. 8.35%, 07/15/2046		56	93,923
Fidelity National Information Services, Inc. 1.00%, 12/03/2028	EUR	100	115,561
Kyndryl Holdings, Inc. 2.05%, 10/15/2026(c)	USD	53	51,716
Oracle Corp. 3.95%, 03/25/2051		61	65,655
VeriSign, Inc. 2.70%, 06/15/2031		14	14,145

			615,936

Transportation - Services – 0.1%
FedEx Corp. 0.45%, 05/04/2029	EUR	100	112,340

			2,378,092

Utility – 0.2%
Electric – 0.2%
Enel Finance International NV 0.50%, 06/17/2030(c)		120	134,252
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	USD	23	22,730
SSE PLC 1.375%, 09/04/2027(c)	EUR	100	119,706

			276,688

Total Corporates - Investment Grade (cost $5,679,188)			5,553,003

	Principal Amount (000)		U.S. $ Value

MORTGAGE PASS-THROUGHS – 1.1%
Agency Fixed Rate 30-Year – 1.1%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049	USD	113	$120,306
Federal National Mortgage Association
Series 2018 3.50%, 03/01/2048		244	260,310
4.50%, 09/01/2048		102	111,066
Government National Mortgage Association Series 2019 3.00%, 12/01/2051, TBA		224	232,120
Uniform Mortgage-Backed Security
Series 2020 2.00%, 12/01/2051, TBA		149	148,720
2.50%, 12/01/2051, TBA		689	706,333

			1,578,855

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2011 2.092% (LIBOR 12 Month + 1.76%), 05/01/2038(k)		19	20,151
Federal National Mortgage Association Series 2003 2.152% (LIBOR 12 Month + 1.81%), 12/01/2033(k)		15	15,452

			35,603

Total Mortgage Pass-Throughs (cost $1,588,815)			1,614,458

GOVERNMENTS - SOVEREIGN BONDS – 0.6%
France – 0.3%
Dexia Credit Local SA 0.50%, 01/17/2025(c)	EUR	400	464,033

Germany – 0.0%
Kreditanstalt fuer Wiederaufbau 0.00%, 06/15/2029(c)		46	52,877

Indonesia – 0.1%
Indonesia Government International Bond 1.00%, 07/28/2029		115	128,009

Mexico – 0.1%
Mexico Government International Bond 4.75%, 04/27/2032	USD	200	223,162

Panama – 0.1%
Panama Government International Bond 6.70%, 01/26/2036		65	85,507

Total Governments - Sovereign Bonds (cost $1,012,215)			953,588

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 0.6%
Quasi-Sovereign Bonds – 0.6%
China – 0.6%
China Development Bank Series 1805 4.88%, 02/09/2028	CNY	2,100	$361,434
Series 2015 3.70%, 10/20/2030		3,080	499,566

Total Quasi-Sovereigns (cost $797,610)			861,000

COLLATERALIZED LOAN OBLIGATIONS – 0.6%
CLO - Floating Rate – 0.6%
Halcyon Loan Advisors Funding Ltd. Series 2018-1A, Class A2 1.932% (LIBOR 3 Month + 1.80%), 07/21/2031(c) (k)	USD	250	249,502
Neuberger Berman Loan Advisers CLO 29 Ltd. Series 2018-29A, Class B1 1.824% (LIBOR 3 Month + 1.70%), 10/19/2031(c) (k)		250	250,249
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class A 1.222% (LIBOR 3 Month + 1.10%), 07/16/2035(c) (k)		100	100,065
Rockford Tower CLO Ltd. Series 2021-2A, Class A1 1.273% (LIBOR 3 Month + 1.16%), 07/20/2034(c) (k)		250	250,045

Total Collateralized Loan Obligations (cost $850,000)			849,861

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.5%
Non-Agency Floating Rate CMBS – 0.4%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.09% (LIBOR 1 Month + 1.00%), 06/15/2035(c) (k)		100	100,043
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1.089% (LIBOR 1 Month + 1.00%), 04/15/2034(c) (k)		105	104,364
Great Wolf Trust Series 2019-WOLF, Class C 1.723% (LIBOR 1 Month + 1.63%), 12/15/2036(c) (k)		210	208,420
GS Mortgage Securities Corp. Trust Series 2019-SMP, Class C 1.79% (LIBOR 1 Month + 1.70%), 08/15/2032(c) (k)		160	158,795

	Principal Amount (000)		U.S. $ Value

Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 1.59% (LIBOR 1 Month + 1.50%), 07/15/2036(c) (k)	USD	105	$105,031

			676,653

Non-Agency Fixed Rate CMBS – 0.1%
GS Mortgage Securities Trust Series 2013-G1, Class A1 2.059%, 04/10/2031(c)		18	18,345
Series 2013-G1, Class A2 3.557%, 04/10/2031(c)		134	133,942

			152,287

Total Commercial Mortgage-Backed Securities (cost $830,060)			828,940

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%
Risk Share Floating Rate – 0.5%
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M1 0.80% (SOFR + 0.75%), 10/25/2041(c) (k)		16	16,290
Series 2021-R01, Class 1M2 1.60% (SOFR + 1.55%), 10/25/2041(c) (k)		13	12,932
Eagle RE Ltd. Series 2018-1, Class M1 1.792% (LIBOR 1 Month + 1.70%), 11/25/2028(c) (k)		60	60,271
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2017-DNA2, Class M1 1.292% (LIBOR 1 Month + 1.20%), 10/25/2029(k)		28	27,694
Series 2021-DNA3, Class M2 2.15% (SOFR + 2.10%), 10/25/2033(c) (k)		39	39,447
Series 2021-DNA5, Class M2 1.70% (SOFR + 1.65%), 01/25/2034(c) (k)		25	25,077
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 4. 992% (LIBOR 1 Month + 4.90%), 11/25/2024(k)		47	48,449
Series 2014-C04, Class 2M2 5.092% (LIBOR 1 Month + 5.00%), 11/25/2024(k)		19	19,474
Series 2015-C04, Class 1M2 5.792% (LIBOR 1 Month + 5.70%), 04/25/2028(k)		22	23,550

	Principal Amount (000)		U.S. $ Value

Series 2016-C01, Class 2M2 7.042% (LIBOR 1 Month + 6.95%), 08/25/2028(k)	USD	22	$23,042
Series 2016-C02, Class 1M2 6.092% (LIBOR 1 Month + 6.00%), 09/25/2028(k)		23	23,934
Series 2016-C05, Class 2M2 4.542% (LIBOR 1 Month + 4.45%), 01/25/2029(k)		83	85,653
Series 2016-C06, Class 1M2 4.342% (LIBOR 1 Month + 4.25%), 04/25/2029(k)		163	169,403
Series 2017-C01, Class 1M2 3.642% (LIBOR 1 Month + 3.55%), 07/25/2029(k)		113	115,620
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.09% (LIBOR 1 Month + 2.00%), 03/27/2024(c) (k)		53	53,301

			744,137

Agency Fixed Rate – 0.0%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 0.629%, 05/28/2035		33	31,508

Total Collateralized Mortgage Obligations (cost $776,494)			775,645

INFLATION-LINKED SECURITIES – 0.3%
Australia – 0.2%
Australia Government Bond Series 30CI 2.50%, 09/20/2030(c)	AUD	301	339,105

United States – 0.1%
U.S. Treasury Inflation Index 0.125%, 01/15/2031 (TIPS)	USD	140	156,114

Total Inflation-Linked Securities (cost $505,851)			495,219

ASSET-BACKED SECURITIES – 0.3%
Autos - Fixed Rate – 0.1%
Avis Budget Rental Car Funding AESOP LLC Series 2018-2A, Class C 4.95%, 03/20/2025(c)		120	127,552
Flagship Credit Auto Trust Series 2018-3, Class D 4.15%, 12/16/2024(c)		78	80,772

			208,324

	Principal Amount (000)		U.S. $ Value

Other ABS - Fixed Rate – 0.1%
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(c)	USD	85	$87,705
SoFi Consumer Loan Program Trust Series 2018-1, Class B 3.65%, 02/25/2027(c)		35	35,293

			122,998

Other ABS - Floating Rate – 0.1%
Nelnet Student Loan Trust Series 2021-CA, Class AFL 0.831% (LIBOR 1 Month + 0.74%), 04/20/2062(c) (k)		119	118,671

Total Asset-Backed Securities (cost $436,032)			449,993

COVERED BONDS – 0.2%
Norway – 0.1%
DNB Boligkreditt AS 0.625%, 06/19/2025(c)	EUR	102	119,191

South Korea – 0.1%
Korea Housing Finance Corp. 0.01%, 07/07/2025(c)		100	113,644

Total Covered Bonds (cost $244,291)			232,835

GOVERNMENTS - SOVEREIGN AGENCIES – 0.1%
France – 0.1%
Societe Nationale SNCF SA 0.625%, 04/17/2030(c)		100	117,930

Japan – 0.0%
Development Bank of Japan, Inc. Series G 0.01%, 10/15/2024(c)		100	114,038

Total Governments - Sovereign Agencies (cost $247,771)			231,968

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.1%
Canada – 0.1%
Province of Ontario Canada 6.50%, 03/08/2029	CAD	85	86,786
Province of Quebec Canada 2.75%, 09/01/2027		105	86,453

Total Local Governments - Provincial Bonds (cost $174,481)			173,239

Company	Shares		U.S. $ Value

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.1%
Japan – 0.1%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(c) (cost $120,557)	EUR	100	$113,822

RIGHTS – 0.0%
Real Estate – 0.0%
Real Estate Management & Development – 0.0%
Vonovia SE, expiring 12/02/2021(a)		764	2,695

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 9.5%
Governments - Treasuries – 0.8%
Japan – 0.8%
Japan Treasury Discount Bill Series 1035 Zero Coupon, 02/14/2022 (cost $1,243,947)	JPY	141,650	1,253,540

	Shares

Investment Companies – 8.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(g) (h) (m) (cost $13,138,588)		13,138,588	13,138,588

Total Investments Before Security Lending Collateral for Securities Loaned – 96.9% (cost $131,181,536)			146,509,004

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(g) (h) (m) (cost $876,859)		876,859	876,859

Total Investments – 97.5% (cost $132,058,395)(n)			147,385,863
Other assets less liabilities – 2.5%			3,811,611

Net Assets – 100.0%			$151,197,474

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	20	December 2021	$1,987,286	$(56,678)
10 Yr Canadian Bond Futures	10	March 2022	1,105,014	9,847
10 Yr Mini Japan Government Bond Futures	1	December 2021	134,480	49
E-Mini Russell 2000 Futures	14	December 2021	1,538,110	(33,513)
Euro STOXX 50 Index Futures	28	December 2021	1,294,644	(34,322)
Euro-Bund Futures	5	December 2021	977,425	21,996
Euro-Schatz Futures	3	December 2021	382,487	439
FTSE 100 Index Futures	3	December 2021	282,461	(6,873)
FTSE KLCI Futures	1	December 2021	18,034	(11)
FTSE Taiwan Index Futures	3	December 2021	181,320	(4,090)
Long Gilt Futures	45	March 2022	7,557,574	50,222
MSCI EAFE Futures	9	December 2021	1,005,975	(61,667)
MSCI Emerging Markets Futures	46	December 2021	2,788,290	(201,087)
S&P 400 E-Mini Futures	6	December 2021	1,623,720	(3,188)
SET 50 Futures	109	December 2021	601,194	(31,710)
TOPIX Index Futures	4	December 2021	670,943	(46,604)
U.S. T-Note 5 Yr (CBT) Futures	46	March 2022	5,584,328	19,347
U.S. Ultra Bond (CBT) Futures	40	March 2022	8,022,500	334,941
Sold Contracts
10 Yr Japan Bond (OSE) Futures	1	December 2021	1,344,185	(868)
BIST 30 Futures	157	December 2021	226,584	(12,562)
E-Mini Russell 2000 Futures	12	December 2021	1,529,640	(28,365)
Euro-BOBL Futures	12	December 2021	1,844,048	3,480
FTSE/JSE Top 40 Futures	15	December 2021	604,187	(42,347)
Hang Seng Index Futures	2	December 2021	301,039	15,207
Mexican Bolsa Index Futures	7	December 2021	161,660	6,918
MSCI Singapore IX ETS Futures	14	December 2021	353,142	19,666
OMXS30 Index Futures	15	December 2021	373,191	23,049
S&P 500 E-Mini Futures	45	December 2021	10,274,063	(345,642)
S&P TSX 60 Index Futures	2	December 2021	390,152	8,431
SGX Nifty 50 Futures	9	December 2021	307,143	7,396
U.S. 10 Yr Ultra (CBT) Futures	8	March 2022	1,175,125	(20,323)
U.S. T-Note 2 Yr (CBT) Futures	15	March 2022	3,281,016	(2,011)
U.S. T-Note 10 Yr (CBT) Futures	21	March 2022	2,747,062	(37,826)
WIG 20 Index Futures	4	December 2021	42,735	3,767

				$(444,932)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CNY	2,225	USD	343	12/09/2021	$(5,832)
Bank of America, NA	EUR	7,780	USD	8,985	12/14/2021	157,548
Bank of America, NA	USD	1,289	NOK	11,256	12/15/2021	(44,853)
Bank of America, NA	PEN	3,613	USD	898	01/21/2022	11,717
Barclays Bank PLC	CNY	2,375	USD	371	12/09/2021	(2,029)
Barclays Bank PLC	CAD	888	USD	699	12/15/2021	3,328
Barclays Bank PLC	USD	578	SEK	5,221	12/15/2021	1,039
Barclays Bank PLC	USD	727	SEK	6,398	12/15/2021	(17,310)
Barclays Bank PLC	USD	1,236	MYR	5,155	12/22/2021	(14,925)
Barclays Bank PLC	INR	60,078	USD	797	01/07/2022	(970)
Barclays Bank PLC	USD	1,062	INR	79,402	01/07/2022	(8,018)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	COP	5,865,637	USD	1,521	01/21/2022	$60,252
Barclays Bank PLC	USD	544	CLP	447,823	01/21/2022	(6,101)
Barclays Bank PLC	IDR	967,839	USD	68	01/27/2022	430
Barclays Bank PLC	IDR	5,116,414	USD	355	01/27/2022	(483)
Barclays Bank PLC	PHP	85,343	USD	1,670	01/27/2022	(18,927)
Barclays Bank PLC	USD	354	IDR	5,113,911	01/27/2022	527
Barclays Bank PLC	USD	222	IDR	3,169,834	01/27/2022	(1,571)
Barclays Bank PLC	USD	1,820	PHP	93,411	01/27/2022	28,789
BNP Paribas SA	HUF	201,394	USD	680	12/07/2021	53,306
BNP Paribas SA	CNY	17,270	USD	2,660	12/09/2021	(50,698)
BNP Paribas SA	USD	93	COP	361,684	12/14/2021	(2,497)
BNP Paribas SA	USD	1,395	CAD	1,752	12/15/2021	(23,242)
Citibank, NA	AUD	1,759	USD	1,302	12/14/2021	47,492
Citibank, NA	KRW	1,556,814	USD	1,320	12/14/2021	4,259
Citibank, NA	NZD	753	USD	537	12/14/2021	22,863
Citibank, NA	USD	81	COP	316,937	12/14/2021	(2,231)
Citibank, NA	USD	419	KRW	497,868	12/14/2021	2,097
Citibank, NA	USD	826	EUR	714	02/10/2022	(14,241)
Credit Suisse International	CNY	2,375	USD	371	12/09/2021	(1,257)
Credit Suisse International	USD	1,639	CNY	10,548	12/09/2021	16,216
Credit Suisse International	USD	538	MXN	11,284	12/14/2021	(13,484)
Credit Suisse International	USD	525	NZD	756	12/14/2021	(8,897)
Deutsche Bank AG	RUB	12,932	USD	175	12/15/2021	1,490
Deutsche Bank AG	USD	1,081	RUB	79,677	12/15/2021	(9,183)
Deutsche Bank AG	CLP	144,722	USD	177	01/21/2022	3,410
Deutsche Bank AG	USD	192	COP	748,037	01/21/2022	(5,545)
Goldman Sachs Bank USA	MXN	11,141	USD	512	12/14/2021	(6,526)
Goldman Sachs Bank USA	NOK	6,213	USD	746	12/14/2021	58,721
Goldman Sachs Bank USA	RUB	55,718	USD	770	12/15/2021	20,709
Goldman Sachs Bank USA	USD	517	RUB	37,510	12/15/2021	(11,944)
Goldman Sachs Bank USA	MYR	781	USD	188	12/22/2021	2,729
Goldman Sachs Bank USA	USD	698	MYR	2,902	12/22/2021	(10,139)
HSBC Bank USA	CAD	1,918	USD	1,522	12/14/2021	20,105
HSBC Bank USA	AUD	1,609	USD	1,176	12/15/2021	28,632
HSBC Bank USA	INR	41,881	USD	550	01/07/2022	(6,409)
HSBC Bank USA	USD	1,707	INR	128,344	01/07/2022	(2,669)
HSBC Bank USA	KRW	613,035	USD	520	01/20/2022	1,969
HSBC Bank USA	USD	244	TWD	6,837	01/20/2022	4,346
HSBC Bank USA	IDR	24,584	USD	2	01/27/2022	2
Morgan Stanley Capital Services, Inc.	BRL	10,990	USD	1,960	12/02/2021	4,854
Morgan Stanley Capital Services, Inc.	USD	1,956	BRL	10,990	12/02/2021	(1,383)
Morgan Stanley Capital Services, Inc.	JPY	141,694	USD	1,244	12/14/2021	(9,348)
Morgan Stanley Capital Services, Inc.	USD	354	RUB	25,438	12/14/2021	(12,064)
Morgan Stanley Capital Services, Inc.	USD	975	BRL	5,495	01/04/2022	(4,242)
Morgan Stanley Capital Services, Inc.	TWD	26,987	USD	964	01/20/2022	(15,094)
Natwest Markets PLC	RUB	25,275	USD	347	12/14/2021	6,418
Standard Chartered Bank	GBP	382	USD	526	12/14/2021	18,691
Standard Chartered Bank	USD	875	CAD	1,081	12/14/2021	(28,998)
Standard Chartered Bank	USD	381	KRW	453,050	12/14/2021	2,164
Standard Chartered Bank	INR	20,343	USD	273	01/07/2022	3,360
Standard Chartered Bank	PHP	10,578	USD	210	01/27/2022	678
Standard Chartered Bank	USD	204	IDR	2,924,944	01/27/2022	(575)
State Street Bank & Trust Co.	CZK	2,909	USD	136	12/07/2021	6,282
State Street Bank & Trust Co.	CZK	4,337	USD	191	12/07/2021	(1,337)
State Street Bank & Trust Co.	HUF	49,775	USD	160	12/07/2021	4,684
State Street Bank & Trust Co.	PLN	1,339	USD	347	12/07/2021	21,296
State Street Bank & Trust Co.	USD	290	CZK	6,448	12/07/2021	(3,069)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	413	HUF	129,190	12/07/2021	$(10,846)
State Street Bank & Trust Co.	USD	340	PLN	1,421	12/07/2021	5,618
State Street Bank & Trust Co.	USD	394	PLN	1,615	12/07/2021	(742)
State Street Bank & Trust Co.	THB	15,508	USD	468	12/09/2021	7,569
State Street Bank & Trust Co.	THB	39,068	USD	1,153	12/09/2021	(6,269)
State Street Bank & Trust Co.	USD	353	THB	11,708	12/09/2021	(5,236)
State Street Bank & Trust Co.	AUD	508	USD	374	12/14/2021	11,783
State Street Bank & Trust Co.	CHF	330	USD	359	12/14/2021	(469)
State Street Bank & Trust Co.	EUR	715	USD	820	12/14/2021	8,474
State Street Bank & Trust Co.	GBP	645	USD	881	12/14/2021	23,829
State Street Bank & Trust Co.	JPY	350,228	USD	3,074	12/14/2021	(24,837)
State Street Bank & Trust Co.	MXN	7,593	USD	374	12/14/2021	20,521
State Street Bank & Trust Co.	NZD	514	USD	370	12/14/2021	19,614
State Street Bank & Trust Co.	USD	357	CHF	330	12/14/2021	3,174
State Street Bank & Trust Co.	USD	827	EUR	716	12/14/2021	(12,860)
State Street Bank & Trust Co.	USD	794	GBP	576	12/14/2021	(27,621)
State Street Bank & Trust Co.	USD	366	MXN	7,492	12/14/2021	(17,891)
State Street Bank & Trust Co.	USD	727	NOK	6,216	12/14/2021	(39,717)
State Street Bank & Trust Co.	USD	340	NZD	491	12/14/2021	(4,743)
State Street Bank & Trust Co.	AUD	366	USD	264	12/15/2021	3,268
State Street Bank & Trust Co.	EUR	303	USD	342	12/15/2021	(2,199)
State Street Bank & Trust Co.	GBP	947	USD	1,267	12/15/2021	7,035
State Street Bank & Trust Co.	JPY	54,782	USD	481	12/15/2021	(3,908)
State Street Bank & Trust Co.	NOK	1,669	USD	184	12/15/2021	(58)
State Street Bank & Trust Co.	NZD	295	USD	208	12/15/2021	6,888
State Street Bank & Trust Co.	USD	156	CAD	200	12/15/2021	110
State Street Bank & Trust Co.	USD	186	CAD	233	12/15/2021	(3,675)
State Street Bank & Trust Co.	USD	243	CHF	225	12/15/2021	1,803
State Street Bank & Trust Co.	USD	342	EUR	302	12/15/2021	170
State Street Bank & Trust Co.	USD	160	JPY	18,210	12/15/2021	956
State Street Bank & Trust Co.	USD	577	NOK	5,102	12/15/2021	(13,092)
State Street Bank & Trust Co.	USD	386	NZD	568	12/15/2021	1,758
State Street Bank & Trust Co.	USD	266	SEK	2,358	12/15/2021	(4,290)
State Street Bank & Trust Co.	CHF	259	USD	282	01/13/2022	(494)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	MXN	5,150	USD	252	01/13/2022	$13,829
State Street Bank & Trust Co.	ZAR	7,742	USD	486	01/25/2022	2,544
State Street Bank & Trust Co.	AUD	164	USD	121	02/08/2022	4,310
State Street Bank & Trust Co.	USD	270	JPY	30,756	02/09/2022	2,250
State Street Bank & Trust Co.	CAD	587	USD	468	02/10/2022	7,929
UBS AG	CNY	926	USD	142	12/09/2021	(2,977)
UBS AG	USD	34	CNY	223	12/09/2021	697
UBS AG	COP	1,051,524	USD	271	12/14/2021	8,133
UBS AG	JPY	60,752	USD	533	12/14/2021	(4,713)
UBS AG	CHF	1,402	USD	1,508	12/15/2021	(20,081)
UBS AG	NZD	2,215	USD	1,549	12/15/2021	37,376
UBS AG	RUB	14,138	USD	191	12/15/2021	1,055
UBS AG	RUB	23,110	USD	307	12/15/2021	(3,597)

						$244,690

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	(5.00)%	Quarterly	3.13%	USD	2,260	$(194,598)	$(190,324)	$(4,274)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,380	02/09/2023	3 Month LIBOR	0.200%	Quarterly/ Semi-Annual	$(5,900)	$—	$(5,900)
NZD	231	11/01/2024	3 Month BKBM	2.580%	Quarterly/ Semi-Annual	1,001	—	1,001
NZD	619	11/02/2024	3 Month BKBM	2.503%	Quarterly/ Semi-Annual	1,706	—	1,706
CNY	6,550	02/17/2025	China 7-Day Reverse Repo Rate	2.547%	Quarterly	5,771	—	5,771
CNY	19,495	02/20/2025	China 7-Day Reverse Repo Rate	2.598%	Quarterly	21,778	—	21,778

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CNY	19,785	02/21/2025	China 7-Day Reverse Repo Rate	2.620%	Quarterly	$24,248	$—	$24,248
USD	480	02/09/2031	1.226%	3 Month LIBOR	Semi-Annual/ Quarterly	9,100	—	9,100
CHF	420	09/21/2031	1 Day SARON	(0.191)%	Annual	(7,974)	(6,842)	(1,132)
NZD	290	09/28/2031	3 Month BKBM	2.180%	Quarterly/ Semi-Annual	(8,024)	—	(8,024)
SEK	1,950	10/06/2031	3 Month STIBOR	0.888%	Quarterly/ Annual	1,468	—	1,468
NZD	240	10/06/2031	3 Month BKBM	2.198%	Quarterly/ Semi-Annual	(6,452)	—	(6,452)
NOK	3,660	10/21/2031	1.983%	6 Month NIBOR	Annual/ Semi-Annual	(10,801)	—	(10,801)

						$25,921	$(6,842)	$32,763

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	15,560	07/18/2022	1.937%	CPI#	Maturity	$938,184	$—	$938,184
Citibank, NA	USD	2,880	06/08/2025	1.242%	CPI#	Maturity	348,604	—	348,604
Goldman Sachs International	USD	1,230	01/18/2023	2.206%	CPI#	Maturity	54,753	—	54,753
JPMorgan Chase Bank, NA	USD	980	01/14/2026	2.236%	CPI#	Maturity	71,121	—	71,121

							$1,412,662	$—	$1,412,662

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
BNP Paribas SA
BNPABPLA	LIBOR Plus 0.20%	Quarterly	USD	313	03/15/2022	$(11,234)
BNPABPLA	LIBOR Plus 0.20%	Quarterly	USD	67	09/15/2022	(2,554)
Citibank, NA
CGABROEE	LIBOR Plus 0.20%	Quarterly	USD	703	03/15/2022	3,666
JPMorgan Chase Bank, NA
JPABJVAL(1)	LIBOR Plus 0.18%	Quarterly	JPY	6,589	07/15/2022	(3,650)
JPABJVAL(2)	LIBOR Plus 0.18%	Quarterly	JPY	21,937	07/15/2022	(12,151)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC
KOSPI 200 Futures	0.00%	Monthly	KRW	93,338	12/09/2021	$(4,535)
KOSPI 200 Futures	0.00%	Monthly	KRW	93,338	12/09/2021	(7,591)
KOSPI 200 Futures	0.00%	Monthly	KRW	186,675	12/09/2021	(7,827)
KOSPI 200 Futures	0.00%	Monthly	KRW	373,350	12/09/2021	(21,814)
RTS Futures	0.00%	Monthly	USD	125	12/16/2021	(4,776)
RTS Futures	0.00%	Monthly	USD	59	12/16/2021	(8,492)
RTS Futures	0.00%	Monthly	USD	135	12/16/2021	(16,271)
Swiss Market Index Futures	0.00%	Monthly	CHF	243	12/17/2021	(4,965)
Pay Total Return on Reference Obligation
Goldman Sachs International
II-VI, Inc.	OBFR Minus 0.31%	Monthly	USD	37	01/05/2023	3,446
II-VI, Inc.	OBFR Minus 0.30%	Monthly	USD	37	01/05/2023	3,032
II-VI, Inc.	OBFR Minus 0.31%	Monthly	USD	37	01/05/2023	2,066
Canadian Pacific Railway Ltd.	OBFR Minus 0.22%	Monthly	USD	89	07/15/2025	(1,420)
Canadian Pacific Railway Ltd.	OBFR Minus 0.22%	Monthly	USD	89	07/15/2025	(1,714)
Canadian Pacific Railway Ltd.	OBFR Minus 0.22%	Monthly	USD	89	07/15/2025	(2,924)
Canadian Pacific Railway Ltd.	OBFR Minus 0.22%	Monthly	USD	89	07/15/2025	(6,015)
GSABHVIP	LIBOR	Quarterly	USD	186	09/15/2022	4,038
M&T Bank Corp.	OBFR Minus 0.29%	Monthly	USD	29	01/05/2023	3,563
M&T Bank Corp.	OBFR Minus 0.07%	Monthly	USD	37	01/05/2023	2,717
M&T Bank Corp.	OBFR Minus 0.30%	Monthly	USD	38	01/05/2023	2,321
M&T Bank Corp.	OBFR Minus 0.28%	Monthly	USD	25	01/05/2023	1,821
M&T Bank Corp.	OBFR Minus 0.30%	Monthly	USD	15	01/05/2023	887
M&T Bank Corp.	OBFR Minus 0.29%	Monthly	USD	9	01/05/2023	797
M&T Bank Corp.	OBFR Minus 0.28%	Monthly	USD	10	01/05/2023	709
M&T Bank Corp.	OBFR Minus 0.29%	Monthly	USD	5	01/05/2023	534
M&T Bank Corp.	OBFR Minus 0.30%	Monthly	USD	8	01/05/2023	425
M&T Bank Corp.	OBFR Minus 0.30%	Monthly	USD	5	01/05/2023	255
M&T Bank Corp.	OBFR Minus 0.30%	Monthly	USD	3	01/05/2023	188
M&T Bank Corp.	OBFR Minus 0.07%	Monthly	USD	3	01/05/2023	161
M&T Bank Corp.	OBFR Minus 0.05%	Monthly	USD	1	01/05/2023	137
M&T Bank Corp.	OBFR Minus 0.30%	Monthly	USD	1	01/05/2023	99
M&T Bank Corp.	OBFR Minus 0.30%	Monthly	USD	1	01/05/2023	82
M&T Bank Corp.	OBFR Minus 0.30%	Monthly	USD	14	07/15/2025	1,252
M&T Bank Corp.	OBFR Minus 0.27%	Monthly	USD	10	07/15/2025	1,097
New York Community Bancorp, Inc.	OBFR Minus 0.30%	Monthly	USD	25	01/05/2023	166
New York Community Bancorp, Inc.	OBFR Minus 0.30%	Monthly	USD	80	01/05/2023	4,724

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
New York Community Bancorp, Inc.	OBFR Minus 0.30%	Monthly	USD	76	01/05/2023	$4,017
New York Community Bancorp, Inc.	OBFR Minus 0.30%	Monthly	USD	35	01/05/2023	2,238
New York Community Bancorp, Inc.	OBFR Minus 0.30%	Monthly	USD	59	01/05/2023	1,638
New York Community Bancorp, Inc.	OBFR Minus 0.30%	Monthly	USD	52	01/05/2023	1,228
New York Community Bancorp, Inc.	OBFR Minus 0.30%	Monthly	USD	3	01/05/2023	62
New York Community Bancorp, Inc.	OBFR Minus 0.29%	Monthly	USD	17	01/05/2023	(830)
New York Community Bancorp, Inc.	OBFR Minus 0.29%	Monthly	USD	22	01/05/2023	(894)
New York Community Bancorp, Inc.	OBFR Minus 0.29%	Monthly	USD	39	01/05/2023	(1,695)
New York Community Bancorp, Inc.	OBFR Minus 0.30%	Monthly	USD	37	07/15/2025	(6,543)
JPMorgan Chase Bank, NA
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	28	08/12/2022	2,083
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	26	08/12/2022	1,532
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	24	08/12/2022	1,435
First Citizens BancShares, Inc.	OBFR Minus 0.39%	Monthly	USD	25	08/12/2022	1,267
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	26	08/12/2022	1,151
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	17	08/12/2022	989
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	14	08/12/2022	976
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	28	08/12/2022	945
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	18	08/12/2022	889
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	23	08/12/2022	878
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	14	08/12/2022	818
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	16	08/12/2022	806
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	13	08/12/2022	729
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	17	08/12/2022	609
First Citizens BancShares, Inc.	OBFR Minus 0.39%	Monthly	USD	18	08/12/2022	601
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	9	08/12/2022	455
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	5	08/12/2022	268
First Citizens BancShares, Inc.	OBFR Minus 0.39%	Monthly	USD	8	08/12/2022	257
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	9	08/12/2022	232
First Citizens BancShares, Inc.	OBFR Minus 0.39%	Monthly	USD	3	08/12/2022	136
First Citizens BancShares, Inc.	OBFR Minus 0.39%	Monthly	USD	2	08/12/2022	84
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	2	08/12/2022	(28)
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	2	08/12/2022	(29)
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	2	08/12/2022	(60)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	6	08/12/2022	$(162)
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	3	08/12/2022	(179)
First Citizens BancShares, Inc.	OBFR Minus 0.39%	Monthly	USD	2	08/12/2022	(180)
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	11	08/12/2022	(194)
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	6	08/12/2022	(200)
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	4	08/12/2022	(292)
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	11	08/12/2022	(297)
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	11	08/12/2022	(336)
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	11	08/12/2022	(365)
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	11	08/12/2022	(626)
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	35	08/12/2022	(1,037)
First Citizens BancShares, Inc.	OBFR Minus 0.40%	Monthly	USD	16	08/12/2022	(1,258)
JPQABHYS	OBFR Minus 0.05%	Quarterly	USD	94	06/15/2022	10,151
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	27	08/12/2022	3,264
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	27	08/12/2022	3,180
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	9	08/12/2022	896
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	11	08/12/2022	830
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	8	08/12/2022	675
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	7	08/12/2022	521
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	6	08/12/2022	512
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	5	08/12/2022	414
MKS Instruments, Inc.	OBFR Minus 0.40%	Monthly	USD	2	08/12/2022	220
MKS Instruments, Inc.	OBFR Minus 0.39%	Monthly	USD	17	08/12/2022	111
MKS Instruments, Inc.	OBFR Minus 0.39%	Monthly	USD	1	08/12/2022	40
S&P Global, Inc.	OBFR Minus 0.39%	Monthly	USD	4	08/12/2022	(1,096)
S&P Global, Inc.	OBFR Minus 0.39%	Monthly	USD	7	08/12/2022	(1,865)
S&P Global, Inc.	OBFR Minus 0.40%	Monthly	USD	21	08/12/2022	(5,943)
S&P Globa,l Inc.	OBFR Minus 0.39%	Monthly	USD	36	08/12/2022	(9,557)
S&P Global, Inc.	OBFR Minus 0.39%	Monthly	USD	38	08/12/2022	(10,965)
S&P Global, Inc.	OBFR Minus 0.39%	Monthly	USD	44	08/12/2022	(12,471)
S&P Global, Inc.	OBFR Minus 0.39%	Monthly	USD	47	08/12/2022	(12,699)
S&P Global, Inc.	OBFR Minus 0.39%	Monthly	USD	47	08/12/2022	(12,745)
S&P Global, Inc.	OBFR Minus 0.39%	Monthly	USD	46	08/12/2022	(13,012)
S&P Global, Inc.	OBFR Minus 0.39%	Monthly	USD	50	08/12/2022	(13,197)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
S&P Global, Inc.	OBFR Minus 0.40%	Monthly	USD	78		08/12/2022	$(14,305)
S&P Global, Inc.	OBFR Minus 0.39%	Monthly	USD	58		08/12/2022	(16,894)
S&P Global, Inc.	OBFR Minus 0.39%	Monthly	USD	105		08/12/2022	(30,184)
United Community Banks, Inc.	OBFR Minus 0.40%	Monthly	USD	0	**	08/12/2022	(48)
United Community Banks, Inc.	OBFR Minus 0.40%	Monthly	USD	3		08/12/2022	(422)
United Community Banks, Inc.	OBFR Minus 0.40%	Monthly	USD	9		08/12/2022	(904)
United Community Banks, Inc.	OBFR Minus 0.40%	Monthly	USD	8		08/12/2022	(1,271)
United Community Banks, Inc.	OBFR Minus 0.39%	Monthly	USD	13		08/12/2022	(1,483)
United Community Banks, Inc.	OBFR Minus 0.40%	Monthly	USD	30		08/12/2022	(4,152)
Morgan Stanley Capital Services LLC
Apollo Global Management Inc.	FedFundEffective Minus 0.22%	Monthly	USD	0	**	01/27/2022	(112)
Apollo Global Management Inc.	FedFundEffective Minus 0.22%	Monthly	USD	2		01/27/2022	(360)
Apollo Global Management Inc.	FedFundEffective Minus 0.23%	Monthly	USD	1		01/27/2022	(438)
Apollo Global Management Inc.	FedFundEffective Minus 0.23%	Monthly	USD	1		01/27/2022	(447)
Apollo Global Management Inc.	FedFundEffective Minus 0.22%	Monthly	USD	2		01/27/2022	(488)
Apollo Global Management Inc.	FedFundEffective Minus 0.22%	Monthly	USD	2		01/27/2022	(748)
Apollo Global Management Inc.	FedFundEffective Minus 0.22%	Monthly	USD	6		01/27/2022	(1,326)
Apollo Global Management, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	18		01/27/2022	(2,349)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	12		01/27/2022	(2,683)
Apollo Global Management, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	13		01/27/2022	(2,931)
Apollo Global Management, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	28		01/27/2022	(3,449)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	21		01/27/2022	(3,925)
Apollo Global Management, Inc.	FedFundEffective Minus 0.19%	Monthly	USD	20		01/27/2022	(4,456)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	25		01/27/2022	(4,777)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	23		01/27/2022	(5,399)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	37		01/27/2022	(6,910)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	37		01/27/2022	$(7,420)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	41		01/27/2022	(8,954)
Apollo Global Management, Inc.	FedFundEffective Minus 0.19%	Monthly	USD	45		01/27/2022	(8,962)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	32		01/27/2022	(10,077)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	49		01/27/2022	(11,096)
Apollo Global Management, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	96		01/27/2022	(21,834)
Apollo Global Management, Inc.	FedFundEffective Minus 0.21%	Annual	USD	75		01/27/2022	(31,634)
Apollo Global Management, Inc.	FedFundEffective Plus 0.00%	Monthly	USD	224		01/27/2022	(106,976)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.23%	Monthly	USD	14		01/27/2022	364
Citizens Financial Group, Inc.	FedFundEffective Minus 0.23%	Monthly	USD	1		01/27/2022	24
Citizens Financial Group, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	0	**	01/27/2022	3
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	0	**	01/27/2022	2
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	0	**	01/27/2022	(8)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	4		01/27/2022	(9)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	0	**	01/27/2022	(11)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	0	**	01/27/2022	(36)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.23%	Monthly	USD	1		01/27/2022	(65)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.22%	Monthly	USD	1		01/27/2022	(70)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	3		01/27/2022	(155)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	2		01/27/2022	(179)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	4		01/27/2022	(334)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	3		01/27/2022	(347)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	5		01/27/2022	(417)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	5	01/27/2022	$(425)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	8	01/27/2022	(596)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	10	01/27/2022	(696)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	12	01/27/2022	(723)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	10	01/27/2022	(878)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	16	01/27/2022	(1,136)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	16	01/27/2022	(1,230)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	19	01/27/2022	(1,427)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	26	01/27/2022	(1,680)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	24	01/27/2022	(2,043)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	30	01/27/2022	(2,162)
Citizens Financial Group, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	20	01/27/2022	(2,213)
DraftKings, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	35	01/27/2022	16,890
DraftKings, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	18	01/27/2022	9,654
DraftKings, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	5	01/27/2022	2,794
DraftKings, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	1	01/27/2022	582
First Interstate BancSystem Inc.	FedFundEffective Minus 0.29%	Monthly	USD	12	01/27/2022	417
First Interstate BancSystem Inc.	FedFundEffective Minus 0.29%	Monthly	USD	13	01/27/2022	415
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	6	01/27/2022	302
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	10	01/27/2022	233
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.23%	Monthly	USD	4	01/27/2022	50
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	1	01/27/2022	41

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	10		01/27/2022	$21
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	0	**	01/27/2022	6
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	3		01/27/2022	2
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	1		01/27/2022	(9)
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	9		01/27/2022	(11)
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	8		01/27/2022	(13)
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	5		01/27/2022	(60)
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	5		01/27/2022	(88)
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	16		01/27/2022	(103)
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	3		01/27/2022	(107)
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	2		01/27/2022	(111)
First Interstate BancSystem, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	16		01/27/2022	(395)
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	40		01/27/2022	1,224
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	39		01/27/2022	1,223
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	23		01/27/2022	1,194
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	24		01/27/2022	1,156
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	40		01/27/2022	1,135
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	38		01/27/2022	1,089
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	18		01/27/2022	899
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	31		01/27/2022	869
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	15		01/27/2022	741
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	8		01/27/2022	232

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	11		01/27/2022	$156
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	3		01/27/2022	75
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	1		01/27/2022	66
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	2		01/27/2022	52
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	3		01/27/2022	49
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	0	**	01/27/2022	13
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.29%	Monthly	USD	0	**	01/27/2022	11
Goldman Sachs Group, Inc.	FedFundEffective Minus 0.21%	Monthly	USD	0	**	01/27/2022	(4)
IBOVESPA Futures	0.00%	Monthly	BRL	718		12/15/2021	4,856
MSABHOWN	LIBOR Minus 0.30%	Quarterly	USD	125		06/15/2022	17,787
South State Corp.	FedFundEffective Minus 0.20%	Monthly	USD	0	**	01/27/2022	(46)
South State Corp.	FedFundEffective Minus 0.20%	Monthly	USD	0	**	01/27/2022	(49)
South State Corp.	FedFundEffective Minus 0.20%	Monthly	USD	1		01/27/2022	(49)
South State Corp.	FedFundEffective Minus 0.20%	Monthly	USD	1		01/27/2022	(100)
South State Corp.	FedFundEffective Minus 0.20%	Monthly	USD	1		01/27/2022	(105)
South State Corp.	FedFundEffective Minus 0.20%	Monthly	USD	1		01/27/2022	(143)
South State Corp.	FedFundEffective Minus 0.20%	Monthly	USD	3		01/27/2022	(222)
South State Corp.	FedFundEffective Minus 0.20%	Monthly	USD	3		01/27/2022	(315)
South State Corp.	FedFundEffective Minus 0.20%	Monthly	USD	3		01/27/2022	(342)
South State Corp.	FedFundEffective Minus 0.22%	Monthly	USD	4		01/27/2022	(405)
South State Corp.	FedFundEffective Minus 0.19%	Monthly	USD	4		01/27/2022	(431)
South State Corp.	FedFundEffective Minus 0.20%	Monthly	USD	14		01/27/2022	(1,260)
South State Corp.	FedFundEffective Minus 0.21%	Monthly	USD	36		01/27/2022	(4,407)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
South State Corp.	FedFundEffective Minus 0.20%	Monthly	USD	56	01/27/2022	$(5,215)
VICI Properties, Inc.	FedFundEffective Minus 0.20%	Monthly	USD	3	01/27/2022	332

						$(424,653)

**	Notional amount less than $500.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2021, the aggregate market value of these securities amounted to $13,797,788 or 9.1% of net assets.

(d)	When-Issued or delayed delivery security.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Fair valued by the Adviser.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	Affiliated investments.
(i)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(j)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(k)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2021.
(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	The rate shown represents the 7-day yield as of period end.
(n)

As of November 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,759,498 and gross unrealized depreciation of investments was $(5,615,774), resulting in net unrealized appreciation of $16,143,724.

Currency Abbreviations:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
CNY – Chinese Yuan Renminbi
COP – Colombian Peso
CZK – Czech Koruna
EUR – Euro
GBP – Great British Pound
HUF – Hungarian Forint
IDR – Indonesian Rupiah
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Sol

PHP – Philippine Peso
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
THB – Thailand Baht
TWD – New Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

Glossary:
ABS – Asset-Backed Securities
ADR – American Depositary Receipt
ARMs – Adjustable Rate Mortgages
BIST – Borsa Istanbul Stock Exchange
BKBM – Bank Bill Benchmark (New Zealand)
BOBL – Bundesobligationen
CBT – Chicago Board of Trade
CDX-NAHY – North American High Yield Credit Default Swap Index
CLO – Collateralized Loan Obligations
CMBS – Commercial Mortgage-Backed Securities
CPI – Consumer Price Index
EAFE – Europe, Australia, and Far East
ETF – Exchange Traded Fund
ETS – Emission Trading Scheme
FedFundEffective – Federal Funds Effective Rate
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
JSE – Johannesburg Stock Exchange
KLCI – Kuala Lumpur Composite Index
KOSPI – Korea Composite Stock Price Index
LIBOR – London Interbank Offered Rate
MSCI – Morgan Stanley Capital International
NIBOR – Norwegian Interbank Offered Rate
OBFR – Overnight Bank Funding Rate
OMXS – Stockholm Stock Exchange
OSE – Osaka Securities Exchange
PJSC – Public Joint Stock Company
REIT – Real Estate Investment Trust
RTS – Russian Trading System
SARON – Swiss Average Rate Overnight
SET – Stock Exchange of Thailand
SGX – Singapore Exchange
SOFR – Secured Overnight Financing Rate
SPDR – Standard & Poor’s Depository Receipt
STIBOR – Stockholm Interbank Offered Rate
TBA – To Be Announced
TIPS – Treasury Inflation Protected Security
TOPIX – Tokyo Price Index
TSX – Toronto Stock Exchange
WIG – Warszawski Indeks Gieldowy

(1) The following table represents the 50 largest long equity basket holdings underlying the total return swap with JPABJVAL as of November 30, 2021.

Security Description	Shares	Current Notional		Percent of Basket’s Value
SoftBank Group Corp.	37	JPY	225,901	3.4%
Sumitomo Mitsui Financial Group	57		212,339	3.2%
Nippon Yusen KK	28		209,951	3.2%
Nintendo Co., Ltd.	4		202,854	3.1%

Security Description	Shares	Current Notional		Percent of Basket’s Value
Toyota Motor Corp.	96	JPY	192,462	2.9%
Japan Tobacco Inc.	83		188,511	2.9%
Trend Micro, Inc./Japan	26		169,174	2.6%
Marubeni Corp.	165		167,739	2.5%
Hoya Corp.	9		164,651	2.5%
TDK Corp.	37		164,563	2.5%
Z Holdings Corp.	218		164,056	2.5%
Central Japan Railway Co.	11		163,998	2.5%
SBI Holdings Inc.(Japan)	56		162,400	2.5%
Subaru Corp.	73		157,339	2.4%
Toyo Suisan Kaisha Ltd.	34		155,548	2.4%
Otsuka Holdings Co., Ltd.	37		153,746	2.3%
Nitto Denko Corp.	19		150,338	2.3%
McDonald’s Holdings Co.	29		147,158	2.2%
Daito Trust Construction Co., Ltd.	12		142,884	2.2%
NEC Corp.	28		142,403	2.2%
NGK Insulators Ltd.	79		141,492	2.1%
T&D Holdings Inc.	104		139,998	2.1%
Tokyo Electric Power Co.	440		133,258	2.0%
Taisei Corp.	40		131,253	2.0%
Aisin Corp.	31		130,353	2.0%
Takeda Pharmaceutical Co., Ltd.	42		128,678	2.0%
Iida Group Holdings Co., Ltd.	53		125,374	1.9%
Brother Industries Ltd.	64		124,692	1.9%
Pan Pacific International Holding.	63		122,403	1.9%
Mitsubishi Heavy Industries	47		120,812	1.8%
Lion Corp.	73		118,159	1.8%
Nomura Real Estate Holdings Inc.	47		116,053	1.8%
ZOZO Inc.	31		113,788	1.7%
Nabtesco Corp.	34		111,228	1.7%
Kobe Bussan Co., Ltd.	26		110,211	1.7%
Sony Group Corp.	7		101,919	1.5%
Astellas Pharma Inc.	57		100,581	1.5%
Shionogi & Co Ltd.	12		97,012	1.5%
Murata Manufacturing Co., Ltd.	10		83,009	1.3%
Tokyo Electron Ltd.	1		62,958	1.0%
Honda Motor Co., Ltd.	16		50,525	0.8%
AGC Inc.	9		50,295	0.8%
TOPPAN Inc.	27		46,483	0.7%
Dai-ichi Life Holdings Inc.	19		43,996	0.7%
Keyence Corp.	1		42,808	0.6%
Makita Corp.	8		40,973	0.6%
Tobu Railway Co., Ltd.	16		40,383	0.6%
United Urban Investment Corp.	0		38,262	0.6%
Yamada Holdings Co., Ltd.	85		33,767	0.5%
Kansai Paint Co., Ltd.	12		31,717	0.5%
Other Long	172		418,474	6.4%

(2) The following table represents the 50 largest long equity basket holdings underlying the total return swap with JPABJVAL as of November 30, 2021.

Security Description	Shares	Current Notional		Percent of Basket’s Value
SoftBank Group Corp.	125	JPY	752,082	3.4%
Sumitomo Mitsui Financial Group	191		706,932	3.2%
Nippon Yusen KK	94		698,982	3.2%
Nintendo Co., Ltd.	13		675,355	3.1%
Toyota Motor Corp.	320		640,756	2.9%
Japan Tobacco Inc.	276		627,600	2.9%
Trend Micro, Inc./Japan	86		563,223	2.6%
Marubeni Corp.	549		558,448	2.5%
Hoya Corp.	30		548,166	2.5%
TDK Corp.	122		547,873	2.5%
Z Holdings Corp.	726		546,183	2.5%
Central Japan Railway Co.	35		545,990	2.5%
SBI Holdings Inc.(Japan)	185		540,671	2.5%
Subaru Corp.	244		523,824	2.4%
Toyo Suisan Kaisha Ltd.	113		517,860	2.4%
Otsuka Holdings Co., Ltd.	123		511,861	2.3%
Nitto Denko Corp.	63		500,515	2.3%
McDonald’s Holdings Co.	97		489,926	2.2%
Daito Trust Construction Co., Ltd.	39		475,699	2.2%
NEC Corp.	93		474,097	2.2%
NGK Insulators Ltd.	262		471,062	2.1%
T&D Holdings Inc.	347		466,091	2.1%
Tokyo Electric Power Co.	1464		443,651	2.0%
Taisei Corp.	132		436,975	2.0%
Aisin Corp.	104		433,978	2.0%
Takeda Pharmaceutical Co., Ltd.	141		428,402	2.0%
Iida Group Holdings Co., Ltd.	178		417,402	1.9%
Brother Industries Ltd.	212		415,131	1.9%
Pan Pacific International Holding.	210		407,511	1.9%
Mitsubishi Heavy Industries	157		402,215	1.8%
Lion Corp.	244		393,383	1.8%
Nomura Real Estate Holdings Inc.	157		386,370	1.8%
ZOZO Inc.	105		378,830	1.7%
Nabtesco Corp.	113		370,307	1.7%
Kobe Bussan Co., Ltd.	86		366,922	1.7%
Sony Group Corp.	25		339,316	1.5%
Astellas Pharma Inc.	188		334,861	1.5%
Shionogi & Co Ltd.	41		322,979	1.5%
Murata Manufacturing Co., Ltd.	33		276,358	1.3%
Tokyo Electron Ltd.	4		209,602	1.0%
Honda Motor Co., Ltd.	54		168,210	0.8%
AGC Inc.	30		167,444	0.8%
TOPPAN Inc.	90		154,755	0.7%
Dai-ichi Life Holdings Inc.	64		146,474	0.7%
Keyence Corp.	2		142,519	0.6%
Makita Corp.	27		136,410	0.6%
Tobu Railway Co., Ltd.	52		134,447	0.6%
United Urban Investment Corp.	1		127,384	0.6%
Yamada Holdings Co., Ltd.	284		112,418	0.5%
Kansai Paint Co., Ltd.	41		105,593	0.5%
Other Long	573		1,393,208	6.4%

COUNTRY BREAKDOWN[1] November 30, 2021 (unaudited)
64.6%	United States
4.1%	Japan
3.6%	China
2.0%	United Kingdom
1.8%	Italy
1.6%	Canada
1.3%	Australia
1.2%	Switzerland
1.2%	France
1.1%	Spain
1.0%	Germany
0.7%	Sweden
0.7%	Netherlands
5.2%	Other
9.9%	Short-Term

100.0%	Total Investments

1

All data are as of November 30, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following countries: Austria, Belgium, Bermuda, Brazil, Colombia, Denmark, Finland, Hong Kong, Indonesia, Ireland, Israel, Luxembourg, Macau, Malaysia, Mexico, Norway, Panama, Philippines, Puerto Rico, Russia, Singapore, South Korea, Taiwan, Thailand and Turkey.

AB Conservative Wealth Fund

November 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$15,675,943	$1,896,970	$—		$17,572,913
Health Care	9,078,758	1,932,294	—		11,011,052
Financials	7,679,589	2,820,195	—		10,499,784
Consumer Discretionary	7,806,583	1,763,057	—		9,569,640
Industrials	4,691,848	1,467,568	—		6,159,416
Communication Services	4,759,159	653,514	—		5,412,673
Consumer Staples	1,786,999	1,008,281	0	(a)	2,795,280
Materials	1,519,719	673,094	—		2,192,813
Real Estate	1,447,798	296,399	—		1,744,197
Utilities	1,194,188	322,867	—		1,517,055
Energy	337,924	709,403	—		1,047,327
Investment Companies	29,135,185	—	—		29,135,185
Governments - Treasuries	—	20,323,275	—		20,323,275
Corporates - Investment Grade	—	5,553,003	—		5,553,003
Mortgage Pass-Throughs	—	1,614,458	—		1,614,458
Governments - Sovereign Bonds	—	953,588	—		953,588
Quasi-Sovereigns	—	861,000	—		861,000
Collateralized Loan Obligations	—	849,861	—		849,861
Commercial Mortgage-Backed Securities	—	828,940	—		828,940
Collateralized Mortgage Obligations	—	775,645	—		775,645
Inflation-Linked Securities	—	495,219	—		495,219
Asset-Backed Securities	—	449,993	—		449,993
Covered Bonds	—	232,835	—		232,835
Governments - Sovereign Agencies	—	231,968	—		231,968
Local Governments - Provincial Bonds	—	173,239	—		173,239
Local Governments - Regional Bonds	—	113,822	—		113,822
Rights	2,695	—	—		2,695
Short-Term Investments:
Governments - Treasuries	—	1,253,540	—		1,253,540
Investment Companies	13,138,588	—	—		13,138,588
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	876,859	—	—		876,859

Total Investments in Securities	99,131,835	48,254,028	0		147,385,863
Other Financial Instruments(b):
Assets:
Futures	524,755	—	—		524,755
Forward Currency Exchange Contracts	—	821,096	—		821,096
Centrally Cleared Interest Rate Swaps	—	65,072	—		65,072
Inflation (CPI) Swaps	—	1,412,662	—		1,412,662
Total Return Swaps	—	150,279	—		150,279
Liabilities:
Futures	(969,687)	—	—		(969,687)
Forward Currency Exchange Contracts	—	(576,406)	—		(576,406)
Centrally Cleared Interest Rate Swaps	—	(39,151)	—		(39,151)
Centrally Cleared Credit Default Swaps	—	(194,598)	—		(194,598)
Total Return Swaps	—	(574,932)	—		(574,932)

Total	$98,686,903	$49,318,050	$0		$148,004,953

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options witten and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2021 is as follows:

							Distributions
Affiliated Issuer	Market Value 08/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 11/30/2021 (000)	Dividend Income (000)		Realized Gains (000)
AB All Market Real Return Portfolio	$11,284	$0	$712	$150	$(291)	$10,431	$0		$0
AB High Income Fund, Inc.	16,500	227	1,109	(105)	(331)	15,182	230		0
Government Money Market Portfolio	9,906	10,851	7,618	0	0	13,139	0	**	0
Government Money Market Portfolio*	1,352	7,896	8,371	0	0	877	0	**	0
Total	$39,042	$18,974	$17,810	$45	$(622)	$39,629	$230		$0

*	Investments of cash collateral for securities lending transactions
**	Amount less than $500.